Stock-based Compensation (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Exercise Price
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 17.46	$ 29.00	$ 29.00	$ 8.81
Weighted-Average Exercise Price, Granted	5.40		16.50	62.68
Weighted-Average Exercise Price, Exercised	0		2.15	0.00
Weighted-Average Exercise Price, Forfeited/cancelled/expired	17.02		54.91	0.00
Weighted-Average Exercise Price, Outstanding and expected to vest at end of period	14.06		17.46	$ 29.00
Weighted-Average Exercise Price, Vested and exercisable at December 31, 2015	$ 18.80		$ 26.57
Shares Issuable Under Options
Options Outstanding	438,248	32,823	32,823	720,543
Options Outstanding, Granted	223,716	353,493	407,547	12,280
Options Outstanding, Exercised	0		(376)	0
Options Outstanding, Forfeited/cancelled/expired	(29,655)		(1,746)	0
Options Outstanding	632,310		438,248	32,823
Options Outstanding, Vested and exercisable at December 31, 2015	135,840		24,054